Investment of associates - Schedule of Activity Related of Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue From Investments In Associates [Roll Forward]
Investment in Polestar Times Technology	$ 9,608	$ 29,400	$ 0
Polestar Technology
Revenue From Investments In Associates [Roll Forward]
Beginning balance	0	0
Investment in Polestar Times Technology	14,508	29,400
Elimination of effects of downstream sales	(9,538)	13,904
Recognized share of losses in Polestar Times Technology	(4,970)	(43,304)
Ending balance	0	0	0
Unrecognized Amounts From Investments With Associates [Roll Forward]
Unrecognized Losses in Polestar Technology	(1,407)	0
Unrecognized share of losses in Polestar Times Technology	(64,581)	(1,407)
Unrecognized Losses in Polestar Technology	$ (65,988)	$ (1,407)	$ 0